Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity
Schedule of composition of the ecopetrol business group's reserves

The following is the composition of the Ecopetrol Business Group’s reserves as of December 31, 2021, and 2020:

	2021	2020
Legal reserve	4,737,788	4,568,980
Fiscal and statutory reserves	509,082	509,082
Occasional reserves	5,377,359	4,557,074
	10,624,229	9,635,136

Schedule of balance of movement of equity reserves

The movement of equity reserves is the following for the years ended December 31, 2021, and 2020:

	2021	2020
Opening balance	9,635,136	3,784,658
Release of reserves	(5,066,156)	(540,826)
Allocation to reserves	6,055,249	6,391,304
Closing balance	10,624,229	9,635,136

Schedule of composition of the other comprehensive income attributable to the shareholders

The following is the composition of the other comprehensive income attributable to the shareholders of the parent, Ecopetrol, net of tax:

	2021	2020	2019
Foreign currency translation (1)	17,244,686	11,794,201	10,265,398
Cash flow hedge with derivative instruments	(60,916)	44,132	3,689
Cash flow hedges for future exports	(945,247)	(136,470)	(135,748)
Actuarial gain on defined benefit plans	(517,278)	(2,260,989)	(2,357,210)
Hedge of a net investment in a foreign operation	(4,364,465)	(1,494,926)	(1,130,583)
Others	1,114	1,114	1,114
	11,357,894	7,947,062	6,646,660
(1)	Includes the realization of other comprehensive income for $361,728 from the sale of the shares in the company Offshore International Group (OIG).

Schedule of earnings per share

		2021		2020		2019
Profit attributable to Ecopetrol’s shareholders		15,649,143		1,586,677		13,744,011
Weighted average number of outstanding shares		41,116,694,690		41,116,694,690		41,116,694,690
Net basic and diluted earnings per share (Colombian pesos)	COP$	380.60	COP$	38.59	COP$	334.27